Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, Net
The movement in “Vessels, net,” between the periods presented in the accompanying interim consolidated balance sheets is analyzed as follows:

	Vessels cost	Accumulated depreciation	Vessels, net
Balance, January 1, 2025	$29,113	$(3,015)	$26,098
Recognition of right of use asset under finance lease	28,100	—	28,100
Depreciation	—	(1,181)	(1,181)
Balance, June 30, 2025	$57,213	$(4,196)	$53,017